Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2021	Mar. 31, 2021
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 222,769,638	¥ 221,651,474
Significant unconsolidated VIEs- Maximum exposure to loss	773,000	816,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	11,799,744	11,773,405
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	3,190,000	3,346,000
Asset-backed commercial paper/loan programs | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,537,000	2,628,000
Asset-backed securitizations
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	57,000	48,000
Asset-backed securitizations | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,198,000	921,000
Asset-backed securitizations | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	138,000	127,000
Investments in securitization products | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	394,000	390,000
Investment funds
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	716,000	768,000
Investment funds | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,146,000	2,299,000
Investment funds | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	3,052,000	3,219,000
Trust arrangements and other | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 5,525,000	¥ 5,535,000